--------------------------------------------------------------------------------

Alliance
Municipal
Trust
-New York Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                      Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-82.4%
            NEW YORK-82.4%
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series '95 AMT VRDN
$    2,310  9/01/15 (b).............          3.45%           $  2,310,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series '97 AMT VRDN
     1,265  2/01/17 (b).............          3.45               1,265,000
            Albany IDA
            (Institute of History & Art)
            Series '99A VRDN
     2,130  6/01/04 (b).............          3.35               2,130,000
            Albany IDA
            (United Cerebal Palsy)
            Series '97B VRDN
    12,775  12/01/19 (b)............          3.35              12,775,000
            Chautauqua Lake
            Central School District
            BAN
            Series '99
    10,000  2/18/00.................          3.03              10,013,539
            Duanesburg Central
            School District BAN
     5,795  6/15/00.................          3.19               5,811,625
            Dutchess County IDA
            (Samuel F.B. Morse
            Historic)
            Series '99 VRDN
     4,000  2/01/29 (b).............          3.55               4,000,000
            Erie County RAN
            Series '98
    15,500  10/13/99................          3.21              15,531,216
            Goshen Central School
            District BAN
            Series '99
     9,550  6/22/00.................          3.30               9,581,485
            New York City GO
            Series '92D VRDN
            FGIC
    19,800  2/01/20 (b).............          3.30              19,800,000
            New York City GO
            Series '95F-3 VRDN
     3,000  2/15/13 (b).............          3.30               3,000,000
            New York City GO
            Series F-2 VRDN
     8,050  2/15/12 (b).............          3.25               8,050,000
            New York City Health &
            Hospital Corp.
            (Health System)
            Series '97A VRDN
    13,955  2/15/26 (b).............          3.30              13,955,000
            New York City Housing
            Development Corp.
            (Related Broadway)
            Series '98 AMT VRDN
    24,500  12/01/31 (b)............          3.30              24,500,000
            New York City Housing
            Development Corp.
            MFHR
            (2nd Avenue Project)
            Series '98A AMT VRDN
     3,800  9/01/30 (b).............          3.30               3,800,000
            New York City Housing
            Development Corp.
            MFHR
            (Crotona Avenue Project)
            Series '98A AMT VRDN
     2,100  9/01/30 (b).............          3.30               2,100,000
            New York City IDA
            (American Civil Liberties
            Union)
            Series '97 VRDN
       917  6/01/12 (b).............          3.35                 917,000
            New York City IDA
            (Korean Airlines Co.)
            Series '97A AMT VRDN
    13,800  11/01/24 (b)............          3.30              13,800,000
            New York City IDA
            (Korean Airlines Co.)
            Series '97B AMT VRDN
     2,000  11/01/24 (b)............          3.35               2,000,000
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series '98 A-1 VRDN
    10,000  11/15/26 (b)............          3.50              10,000,000
     8,000  11/15/28 (b)............          3.50               8,000,000
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series '98 A-2 VRDN
     7,900  11/15/21 (b)............          3.35               7,900,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series '99 B-3 VRDN
$    9,500  11/01/28 (b)............          3.50%           $  9,500,000
            New York State
            Dormitory Authority
            (Memorial
            Sloan-Kettering)
            Series '96 VRDN
     8,800  7/01/26 (b).............          3.40               8,800,000
            New York State
            Dormitory Authority
            (NY Foundling
            Charitable)
            VRDN
     3,585  7/01/12 (b).............          3.15               3,585,000
            New York State ERDA
            (Central Hudson Gas &
            Electric)
            Series '87A AMT VRDN
     4,400  6/01/27 (b).............          3.65               4,400,000
            New York State ERDA
            (Niagara Mohawk Corp.)
            VRDN AMT
     4,300  7/01/27 (b).............          3.55               4,300,000
            New York State ERDA
            (Niagara Mohawk Power
            Corp.)
            Series '85C VRDN
     2,000  12/01/25 (b)............          3.45               2,000,000
            New York State ERDA
            (RG&E)
            Series '97B VRDN
            MBIA
     7,130  8/01/32 (b).............          3.40               7,130,000
            New York State GO
            Series '98D
     4,085  7/15/99.................          3.63               4,085,754
            New York State HFA
            (101 West End Avenue
            Project)
            Series '98A AMT VRDN
    13,000  11/01/31 (b)............          3.30              13,000,000
            New York State HFA
            (101 West End Avenue
            Project)
            Series '99A AMT VRDN
    25,350  11/01/31 (b)............          3.30              25,350,000
            New York State HFA
            (250 West 50th Street)
            Series '97A AMT VRDN
     6,200  5/01/30 (b).............          3.35               6,200,000
            New York State HFA
            (345 East 94th Street
            Housing)
            Series '98A AMT VRDN
     8,700  11/01/31 (b)............          3.30               8,700,000
            New York State HFA
            (345 East 94th Street
            Housing)
            Series '99A AMT VRDN
     4,300  11/01/31 (b)............          3.30               4,300,000
            New York State HFA
            (East 84th Street)
            Series '95A AMT VRDN
    10,500  11/01/28 (b)............          3.30              10,500,000
            New York State HFA
            (Mount Sinai Medical
            School)
            Series '84A VRDN
     3,700  11/01/14 (b)............          3.50               3,700,000
            New York State HFA
            (Saxony Apartments)
            Series '97A AMT VRDN
    33,700  11/01/30 (b)............          3.30              33,700,000
            New York State HFA
            (South Cove Plaza)
            Series '99A AMT VRDN
    10,000  11/01/30 (b)............          3.45              10,000,000
            New York State Medical
            Care Facilities
            (North General Hospital)
            Series '89 pre-refunded
    28,000  8/15/99.................          3.08              28,703,662
            Niagara County IDA
            (American Ref-Fuel)
            Series '94A VRDN
    19,310  11/15/24 (b)............          3.40              19,310,000
            Niagara County IDA
            (American Ref-Fuel)
            Series '94C AMT VRDN
    18,200  11/15/24 (b)............          3.35              18,200,000
            Niagara County IDA
            (American Ref-Fuel)
            Series '96D AMT VRDN
     3,100  11/15/26 (b)............          3.35               3,100,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            Niagara County IDA
            (Pyron Corp. Project)
            Series '89 AMT VRDN
$    1,670  11/01/04 (b)............          3.45%           $  1,670,000
            Oneida County IDA
            (Champion Home
            Builders Co.)
            Series '99 VRDN
     6,820  6/01/29 (b).............          3.75               6,820,000
            Ontario County IDA
            (Ultrafab Inc.)
            Series '95AMT VRDN
     2,000  12/01/15 (b)............          3.60               2,000,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure OB-6)
            AMT VRDN
     6,500  12/01/17 (b)............          3.65               6,500,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure)
            AMT VRDN
     6,300  4/01/24 (b).............          3.65               6,300,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure)
            Series '94-2 VRDN
     2,100  5/01/19 (b).............          3.60               2,100,000
            Rensselaer County IDA
            (Rensselaer Polytechnic
            Institute Project)
            Series '97A VRDN
     4,325  2/01/22 (b).............          3.40               4,325,000
            Saint Lawrence County
            IDA
            (Alcoa)
            Series '99B VRDN
     2,500  1/01/22 (b).............          3.62               2,500,000
            Southeast IDA
            (The Rawplug Project)
            Series '96 AMT VRDN
     2,100  5/01/21 (b).............          3.65               2,100,000
            Suffolk County IDA
            (ADP Inc. Project)
            Series '97 VRDN
     3,785  4/01/18 (b).............          3.70               3,785,000
            Suffolk County TAN
            Series '99-1
    20,000  8/12/99.................          2.92              20,013,355
            Westchester County IDA
            (Music Conservatory of
            Westchester)
            Series '99 VRDN
     3,500  7/01/29 (b).............          3.55               3,500,000
            Westchester County IDA
            (Rye Country Day School)
            Series '99 VRDN
     5,000  5/01/04 (b).............          3.55               5,000,000
     4,800  5/01/29 (b).............          3.55               4,800,000
                                                              ------------
            Total Municipal Bonds
            (amortized cost
            $481,217,636)...........                           481,217,636
                                                              ------------
            COMMERCIAL PAPER-16.6%
            NEW YORK-15.2%
            Long Island Power
            Authority
            (Electric System Revenue)
            Series '98
    10,000  8/19/99.................          3.10              10,000,000
     9,500  9/15/99.................          3.10               9,500,000
     8,000  9/15/99.................          3.15               8,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation)
            Series CP-1A
     7,500  8/10/99.................          3.05               7,500,000
    10,000  9/07/99.................          3.05              10,000,000
     7,000  9/10/99.................          3.15               7,000,000
            New York City Municipal
            Water Authority
            Series 3
     6,700  9/09/99.................          3.10               6,700,000
     5,500  8/19/99.................          3.15               5,500,000
            New York City Municipal
            Water Authority
            Series 5
     4,000  8/26/99.................          3.15               4,000,000

STATEMENT OF NET ASSETS            Alliance Municipal Trust - New York Portfolio
(continued)
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            New York State GO
            (Environmental
            Quality 86)
            Series '97A
$    9,350  8/17/99.................          3.10%           $  9,350,000
            New York State Power
            Authority
            Series 4
    11,100  9/09/99.................          3.10              11,100,000
                                                              ------------
                                                                88,650,000
                                                              ------------
            PUERTO RICO-1.4%
            Puerto Rico Government
            Development Bank
     8,387  9/08/99.................          3.10               8,387,000
                                                              ------------
            Total Commercial Paper
            (amortized cost
            $97,037,000)............                            97,037,000
                                                              ------------
            TOTAL INVESTMENTS-99.0%
            (amortized cost
            $578,254,636)...........                          $578,254,636
            Other assets less
            liabilities-1.0%........                             5,976,031
                                                              ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            584,294,613 shares
            outstanding)............                          $584,230,667
                                                              ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   Alternative Minimum Tax
      BAN   Bond Anticipation Note
      ERDA  Energy Research & Development Authority
      FGIC  Financial Guaranty Insurance Company
      GO    General Obligation
      HFA   Housing Financing Agency/Authority
      IDA   Industrial Development Authority
      MBIA  Municipal Bond Investors Assurance
      MFHR  Multi-Family Housing Revenue
      RAN   Revenue Anticipation Note
      TAN   Tax Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999           Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                        $18,334,970
EXPENSES
   Advisory fee (Note B) .....................................      $ 2,858,296
   Distribution assistance and administrative service (Note C)        2,296,722
   Transfer agency (Note B) ..................................          470,134
   Custodian fees ............................................          127,805
   Printing ..................................................           98,216
   Registration fees .........................................           58,067
   Audit and legal fees ......................................           15,788
   Trustees' fees ............................................            2,648
   Miscellaneous .............................................           16,518
                                                                    -----------
   Total expenses ............................................        5,944,194
   Less: expense reimbursement ...............................         (227,602)
                                                                    -----------
   Net expenses ..............................................                          5,716,592
                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                        $12,618,378
                                                                                      ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
In Net Assets                      Alliance Municipal Trust - New York Portfolio
================================================================================

                                                    Year Ended           Year Ended
                                                   June 30, 1999        June 30,1998
                                                   -------------       -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................      $  12,618,378       $  12,056,052
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................        (12,618,378)        (12,056,052)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................         63,669,113         165,101,028
                                                   -------------       -------------
   Total increase ...........................         63,669,113         165,101,028
NET ASSETS
   Beginning of year ........................        520,561,554         355,460,526
                                                   -------------       -------------
   End of year ..............................      $ 584,230,667       $ 520,561,554
                                                   =============       =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Munici pal Trust-Con necticut Port folio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Munic ipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with gen erally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the require ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expens es (excluding taxes, brokerage, interest and, where permitted, extraordinary ex penses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $227,602.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for provid ing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amount ed to $259,568 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $4,295 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $1,429,148. In addition, the Portfolio may reimburse certain broker-dealers for admini strative costs incurred in connection with providing sharehold er services, and may reimburse the Adviser for accounting and book keeping, and legal and compli ance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $867,574 of which $95,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $584,251,215. Transactions, all at $1.00 per share, were as follows:

                                                 Year Ended          Year Ended
                                                  June 30,            June 30,
                                                    1999               1998
                                               --------------    --------------
Shares sold ................................    1,417,305,305     1,778,864,407
Shares issued on reinvestments of dividends        12,618,378        12,056,052
Shares redeemed ............................   (1,366,254,570)   (1,625,819,431)
                                               --------------    --------------
Net increase ...............................       63,669,113       165,101,028
                                               ==============    ==============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                Year Ended June 30,
                                                         -----------------------------------------------------------------
                                                            1999          1998         1997           1996         1995
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year ...................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                         ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net investment income (a) ............................        .022          .027          .027          .028          .028
                                                         ---------     ---------     ---------     ---------     ---------
Less: Dividends
Dividends from net investment income .................       (.022)        (.027)        (.027)        (.028)        (.028)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of year .........................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                         =========     =========     =========     =========     =========
Total Return
Total investment return based on net asset value (b) .        2.24%         2.74%         2.77%         2.87%         2.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $ 584,231     $ 520,562     $ 355,461     $ 330,984     $ 177,254
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .......        1.00%          .93%          .85%          .85%          .85%
   Expenses, before waivers and reimbursements .......        1.04%         1.01%         1.04%         1.03%         1.03%
   Net investment income (a) .........................        2.21%         2.69%         2.73%         2.82%         2.81%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT       Alliance Municipal Trust - New York Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - New York Portfolio

We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

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

                                                                ----------------
                                                                   BULK RATE
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 New York, NY
                                                                Permit No. 7131
                                                                ----------------
Alliance Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
1  #  1  #  4  9  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYAR699